EMPLOYEE BENEFIT PLANS - Additional disclosures (Details) $ in Millions		12 Months Ended
		Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)
Disclosure of employee benefit plans
Current service cost and interest cost				$ 87,730
Actuarial gains (losses) arising from changes in demographic assumptions, net defined benefit liability (asset)				$ 1,624
Bonuses and short-term benefits	[1]	$ 11,816	$ 403,872
Minimum
Disclosure of employee benefit plans
Actuarial assumption of mortality rates (in years)		32
Maximum
Disclosure of employee benefit plans
Actuarial assumption of mortality rates (in years)		75
Grupo Agromercantil Holding S.A.
Disclosure of employee benefit plans
Actuarial gains (losses) arising from changes in demographic assumptions, net defined benefit liability (asset)		$ (2,052)	$ (770)
Number of participants of retirement benefit plan receiving benefits		3,017	3,075
Grupo Agromercantil Holding S.A. | Employees Services above Sixty Years Age
Disclosure of employee benefit plans
Percentage of Monthly Nominal Wage in Retirement Pension Plan		50.00%
Description of retirement benefits promised to participants		if they are 70 years old and have 30 years of service, or if they are 65 years old and have 40 years of service.
Grupo Agromercantil Holding S.A. | Employees Services above Forty Years Age
Disclosure of employee benefit plans
Percentage of Monthly Nominal Wage in Retirement Pension Plan		70.00%
Description of retirement benefits promised to participants		if they are 70 years old and have 40 years of service, or they are 65 years old and have 45 years of service.
Bancolombia Panama
Disclosure of employee benefit plans
Number of participants of retirement benefit plan receiving benefits		50	52
Severance obligation
Disclosure of employee benefit plans
Number of participants of retirement benefit plan receiving benefits		287	353
Retirement and senior management pension plan | El Salvador
Disclosure of employee benefit plans
Number of participants of retirement benefit plan receiving benefits		2,819	2,850
Employees of Banco Agricola and its Subsidiaries | Retirement and senior management pension plan | El Salvador
Disclosure of employee benefit plans
Number of participants of retirement benefit plan receiving benefits		1
Deferred Benefits | Bancolombia Panama
Disclosure of employee benefit plans
Number of participants of retirement benefit plan receiving benefits		20	22
Receiving Benefits | Bancolombia Panama
Disclosure of employee benefit plans
Number of participants of retirement benefit plan receiving benefits		30	30

[1]	The decrease between December 31, 2020 and 2019 corresponds to the suspension of bonuses related to employees’ variable compensation. See Note 20 Other Liabilities.